Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Unrecognized tax benefits balance at beginning of year	$ 48,941	$ 48,941
Gross decreases for tax positions of prior years	(20,453)	0
Gross increases for current year tax positions	0	0
Unrecognized tax benefits balance at end of year	$ 28,488	$ 48,941